S-K 1603(a)(7) Direct and Indirect Material Interest Holders - Claudius Tsang [Member]	Feb. 12, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Claudius Tsang
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Shares held by the Sponsor include (i) 400,000 Class A ordinary shares underlying the A Paradise private units it holds, and (ii) 6,666,667 A Paradise Class B ordinary shares which will convert into A Paradise Class A ordinary shares upon closing of the Business Combination. The Sponsor also holds 400,000 A Paradise private placement rights, which will convert into 50,000 A Paradise Class A ordinary shares upon closing of the Business Combination. Mr. Claudius Tsang has voting and dispositive power over the securities held of record by A SPAC IV (Holdings) Corp.
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%